EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Components of earnings per share, basic and diluted

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2012	2011	2010
Net income attributable to Golar LNG Ltd stockholders – basic and diluted	971,303	46,650	384
Add: Interest expense on convertible bonds	11,358	—	—
	982,661	46,650	384

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2012	2011	2010
Basic earnings per share:
Weighted average number of shares	80,324	74,707	67,597
Weighted average number of treasury shares	—	—	(424)
Weighted average number of common shares outstanding	80,324	74,707	67,173

Diluted earnings per share:
Weighted average number of common shares outstanding	80,324	74,707	67,173
Effect of dilutive share options	380	326	220
Effect of dilutive convertible bonds	3,539	—	—
Common stock and common stock equivalents	84,243	75,033	67,393

Earnings per share are as follows:

	2012	2011	2010
Basic	$12.09	$0.62	$0.01
Diluted	$11.66	$0.62	$0.01